Allowance for Loan Losses - Schedule of Changes in Amortized Yield for PCI Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Balance at beginning of period	$ 80
Acquisition of PCI loans		$ 140
Accretion	(31)	(60)
Balance at end of period	$ 49	$ 80